Schedule of inventories (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Notes and other explanatory information [abstract]
Food and beverage and other operating items for restaurant operations	$ 3,013,723	$ 23,456,709	$ 20,351,116